Equity - Revaluation Reserves and Reserve for Canceled Share Capital (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Increase through appropriation of retained earnings	€ 2	€ 3
Revaluation reserve	49	51
Capital redemption reserve recorded	80	€ 25
Capital redemption reserve	€ 1,059